K&L Gates LLP

One Lincoln Street

Boston, MA 02111

March 15, 2012

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Salient Absolute Return Fund
Post-Effective Amendment No. 3 to Registration Statement on Form N-2
(333-164750; 811-22388)
Salient Absolute Return Institutional Fund
Post-Effective Amendment No. 3 to Registration Statement on Form N-2
(333-164751; 811-22389)

To Whom It May Concern:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the “Registrants” and each a “Registrant”) is a post-effective amendment to each Registration Statement on Form N-2 (the “Registration Statements”). The filings represent the annual update for each Registrant and would, if the Registrants were open-end investment companies, be filed pursuant to Rule 485(b). In this regard, Registrants request limited review of Registrants’ filings, and Registrants seek effectiveness no later than April 30, 2012.

The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing. Please note that, in keeping with the request for limited review above, based on the staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filings are limited to routine updates to the expense, financial and performance tables, and ownership of fund shares. The investment strategies and investment policies of the funds have not changed.

As you may recall, the Registrants are two feeder funds that invest in the same master fund. The Registrants are continuously offered closed-end management investment companies.

To facilitate your review, at your request we can send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the current offering documents.

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada